Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related party transactions
Related Party Transactions
(a)    Investment Manager Affiliates
At March 31, 2016 and 2015, the Company owned minority stakes in six independent investment management companies ("Investment Manager Affiliates") that are actively managing client capital and seeking growth opportunities. The Company seeks to develop relationships with specialty investment management organizations, generally acquiring an equity interest in the business. The Company also invests in certain of the funds and limited partnerships and other legal entities managed by these affiliates and through these funds and partnerships pays management and performance fees to the Company's Investment Manager Affiliates. In addition, the company owned minority stakes in two independent firms as of March 31, 2016 and one independent firm as of March 31, 2015, that provide technology and other services to alternative asset managers and allocators. The results of the Company's interests in these enterprises are included in Investment Manager Affiliates. The Company pays fees to these Investment Manager Affiliates in exchange for them providing their services to the Company. See Item 8, Note 7, "Investments in Affiliates," to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2015.
(b)    Assumed Reinsurance Contracts
In the normal course of business, the Company enters into assumed reinsurance contracts with certain of its other strategic affiliates, or their subsidiaries. Management believes that these transactions are conducted at market rates consistent with negotiated arm's-length contracts. During the three months ended March 31, 2016 and 2015, these contracts resulted in reported net premiums, reported net losses, and reported net acquisition costs as summarized below:

(U.S. dollars in thousands)	Three months ended March 31,
	2016	2015
Reported net premiums	$24,016	$27,076
Reported net losses	$12,060	$9,100
Reported net acquisition costs	$11,604	$9,012

Results through April 1, 2015 include amounts under an assumed reinsurance contract with a wholly-owned subsidiary of ARX, an insurance operating affiliate of the Company to that date. The Company disposed of its investment in ARX on April 1, 2015, and thus, after that date, all amounts under this contract are no longer reported as related party transactions. See Note 3(d), "Acquisitions and Disposals - Sale of Strategic Operating Affiliate."
(c)    New Ocean
Commencing in 2014, several of the Company’s wholly-owned subsidiaries retrocede assumed reinsurance business to special purpose reinsurers that receive capital from funds managed by the Company's subsidiary, New Ocean Capital Management Limited, a Bermuda based company ("New Ocean"), as discussed in Note 12, "Variable Interest Entities". Underwriting administration services are provided to the special purpose reinsurers by other subsidiaries of the Company under service fee agreements negotiated at arm's-length, while investment advisory services are provided by New Ocean. During the three months ended March 31, 2016, ceded premiums earned, ceded losses and loss expenses incurred, ceding commission income, and other fee income related to these retrocessional contracts were not material to the Company.
(d)    New Energy
On July 24, 2015, as described in Note 3(b), "Acquisitions and Disposals - New Energy Risk," the Company completed its acquisition of an additional 63.63% of the shares of New Energy for approximately $8.8 million, increasing its ownership of the entity to a majority portion of 94.79%. These shares are held within the XL Innovate Fund. A substantial portion of the additional shares were purchased directly from the family trusts of a Company employee, based on a market valuation of New Energy performed by an independent third party provider. The remaining 5.21% of equity shares of New Energy held by the family trusts of the employee were then contributed in-kind to XL Innovate Fund based on the share price implied by the independent valuation. Such contribution was made in partial satisfaction of the employee's aggregate 5.21% investment commitment to the Fund and resulted in XL Innovate Fund owning 100% of the net equity of New Energy, and the family trusts of the employee owning a 5.21% non-controlling equity interest in XL Innovate Fund. The employee serves as a member of the board of directors of both New Energy and XL Innovate Fund, and maintains responsibility over the business generated by New Energy. There were no other material transactions between the Company and this employee for the three months ended March 31, 2016.

Related Party Transactions
(a)    Investment Manager Affiliates
At December 31, 2015 and 2014, the Company owned minority stakes in six independent investment management companies ("Investment Manager Affiliates") that are actively managing client capital and seeking growth opportunities. The Company seeks to develop relationships with specialty investment management organizations, generally acquiring an equity interest in the business. The Company also invests in certain of the funds and limited partnerships and other legal entities managed by these affiliates and through these funds and partnerships pays management and performance fees to the Company's Investment Manager Affiliates. In addition, at December 31, 2015 and 2014, the company owned minority stakes in two and one independent firm(s) that provide technology and other services to alternative asset managers and allocators, respectively, and the results of the Company's interests in these enterprises are included in Investment Manager Affiliates. The Company pays fees to these Investment Manager Affiliates in exchange for them providing their services to the Company. See Note 7, "Investments in Affiliates," included herein, for further information.
(b)    Assumed Reinsurance Contracts
In the normal course of business, the Company enters into reinsurance contracts with certain of its other strategic affiliates, or their subsidiaries. During the years ended December 31, 2015, 2014 and 2013, these contracts resulted in reported net premiums, reported net losses, and reported net acquisition costs as summarized below.

(U.S. dollars in thousands)	2015	2014	2013
Reported net premiums	$42,042	$91,261	$73,085
Reported net losses	$13,246	$38,927	$29,042
Reported net acquisition costs	$14,682	$35,711	$25,275

Results through April 1, 2015 include amounts under an assumed reinsurance contract with a wholly-owned subsidiary of ARX, an insurance operating affiliate of the Company to that date. The Company disposed of its investment in ARX on April 1, 2015, and thus, after that date, all amounts under this contract are no longer reported as related party transactions. See Note 3(d), "Acquisitions and Disposals - Sale of Operating Affiliate."
(c)    New Ocean
Commencing in 2014, several of the Company’s wholly-owned subsidiaries retrocede assumed reinsurance business to special purpose reinsurers that receive capital from funds managed by the Company's subsidiary, New Ocean, as discussed in Note 16, "Variable Interest Entities." Underwriting administration services are provided to the special purpose reinsurers by other subsidiaries of the Company under service fee agreements, while investment advisory services are provided by New Ocean. During the year ended December 31, 2015, ceded premiums earned, ceded losses and loss expenses incurred, ceding commission income, and other fee income related to these retrocessional contracts were not material to the Company.
(d)    New Energy
On July 24, 2015, as described in Note 3(b), "Acquisitions and Disposals - New Energy Risk," the Company completed its acquisition of 63.63% of the additional shares of New Energy for approximately $8.8 million, increasing its majority ownership of the entity to 94.79%. These shares are held within the XL Innovate Fund. A substantial portion of the additional shares were purchased at arm's length directly from the family trusts of a Company employee, based on a market valuation of New Energy performed by an independent third party provider. The remaining 5.21% of equity shares of New Energy held by the family trusts of the employee were then contributed in-kind to XL Innovate Fund based on the share price implied by the independent valuation. Such contribution was made in partial satisfaction of the employee's aggregate 5.21% investment commitment to the Fund and resulted in XL Innovate Fund owning 100% of the net equity of New Energy, and the family trusts of the employee owning a 5.21% non-controlling equity interest in XL Innovate Fund. The employee serves as a member of the board of directors of both New Energy and XL Innovate Fund, and maintains responsibility over the business generated by New Energy. There were no other material transactions between the Company and this employee for the year ended December 31, 2015.